Rental Expenses and Sub-Lease Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Operating Leased Assets [Line Items]
The total minimum lease expense during the year recognized in the consolidated statement of income	₨ 12,311.3	$ 189.1	₨ 11,548.5	₨ 10,464.6